VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation charge	$ 5.7	$ 15.0	$ 37.5